Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Fair Value of Financial Instruments
Schedule of estimated fair value measurements of assets and liabilities

The following table summarizes the estimated fair values of our commodity derivative assets and liabilities reported on the condensed consolidated balance sheet at September 30, 2014:

	Derivative	Derivative
	Assets	Liabilities
	(in thousands)
Level 1 measurements	$48,632	$(5,378)
Level 2 measurements	51,389	(38,280)
	100,021	(43,658)

Netting of counterparty contracts (1)	(4,635)	4,635
Cash collateral held	(13,704)	—
Commodity derivatives on condensed consolidated balance sheet	$81,682	$(39,023)

(1)     Relates to derivative assets and liabilities that are expected to be net settled on an exchange or through a master netting arrangement with the counterparty.

The following table summarizes the estimated fair values of our commodity derivative assets and liabilities reported on the condensed consolidated balance sheet at March 31, 2014:

	Derivative	Derivative
	Assets	Liabilities
	(in thousands)
Level 1 measurements	$4,990	$(3,258)
Level 2 measurements	49,605	(43,303)
	54,595	(46,561)

Netting of counterparty contracts (1)	(4,347)	4,347
Net cash collateral provided	456	—
Commodity derivatives on condensed consolidated balance sheet	$50,704	$(42,214)

(1)     Relates to derivative assets and liabilities that are expected to be net settled on an exchange or through a master netting arrangement with the counterparty.

The following table summarizes the estimated fair values of the commodity derivative assets (liabilities) reported on the consolidated balance sheet at March 31, 2014:

	Derivative	Derivative
	Assets	Liabilities
	(in thousands)
Level 1 measurements	$4,990	$(3,258)
Level 2 measurements	49,605	(43,303)
	54,595	(46,561)

Netting of counterparty contracts(1)	(4,347)	4,347
Cash collateral provided or held	456	—
Commodity contracts reported on consolidated balance sheet	$50,704	$(42,214)

(1)         Relates to derivative assets and liabilities that are expected to be net settled on an exchange or through a master netting arrangement with the counterparty.

The following table summarizes the estimated fair values of the commodity derivative assets (liabilities) reported on the consolidated balance sheet at March 31, 2013:

	Derivative	Derivative
	Assets	Liabilities
	(in thousands)
Level 1 measurements	$947	$(3,324)
Level 2 measurements	9,911	(13,280)
	10,858	(16,604)

Netting of counterparty contracts(1)	(3,503)	3,503
Cash collateral provided or held	(1,760)	400
Commodity contracts reported on consolidated balance sheet	$5,595	$(12,701)

(1)         Relates to derivative assets and liabilities that are expected to be net settled on an exchange or through a master netting arrangement with the counterparty.

Schedule of location of commodity derivative assets (liabilities) reported on the consolidated balance sheets

	September 30,	March 31,
	2014	2014
	(in thousands)
Prepaid expenses and other current assets	$81,682	$50,704
Accrued expenses and other payables	(39,023)	(42,214)
Net commodity derivative asset	$42,659	$8,490

	March 31,
	2014	2013
	(in thousands)
Prepaid expenses and other current assets	$50,704	$5,551
Other noncurrent assets	—	44
Accrued expenses and other payables	(42,214)	(12,701)
Net asset (liability)	$8,490	$(7,106)

Schedule of open commodity derivative contract positions

		Total	Fair Value
		Notional	of
		Units	Net Assets
Contracts	Settlement Period	(Barrels)	(Liabilities)
		(in thousands)
At September 30, 2014 -
Cross-commodity (1)	October 2014 – March 2015	(12)	$(1,283)
Crude oil fixed-price (2)	October 2014 – December 2015	(1,638)	9,380
Crude oil index (3)	October 2014 – July 2015	2,195	4,397
Propane fixed-price (4)	October 2014 – March 2015	1,238	53
Refined products fixed-price (5)	October 2014 – July 2015	(4,475)	38,712
Renewable products fixed-price (6)	October 2014 – December 2015	(14)	5,104
			56,363
Net cash collateral held			(13,704)
Net commodity derivatives on condensed consolidated balance sheet			$42,659

At March 31, 2014 -
Cross-commodity (1)	April 2014 – March 2015	140	$(1,876)
Crude oil fixed-price (2)	April 2014 – March 2015	(1,600)	(2,796)
Crude oil index (3)	April 2014 – December 2015	3,598	6,099
Propane fixed-price (4)	April 2014 – March 2015	60	1,753
Refined products fixed-price (5)	April 2014 – July 2014	732	560
Renewable products fixed-price (6)	April 2014 – July 2014	106	4,084
Other	April 2014	—	210
			8,034
Net cash collateral provided			456
Net commodity derivatives on condensed consolidated balance sheet			$8,490

(1)     Cross-commodity — Our operating segments may purchase or sell a physical commodity where the underlying contract pricing mechanisms are tied to different commodity price indices. The contracts listed in this table as “Cross-commodity” represent derivatives we have entered into as an economic hedge against the risk of one commodity price moving relative to another commodity price.

(2)     Crude oil fixed-price — Our crude oil logistics segment routinely purchases crude oil inventory to enable us to fulfill future orders expected to be placed by our customers. The contracts listed in this table as “Crude oil fixed-price” represent derivatives we have entered into as an economic hedge against the risk that crude oil prices will decline while we are holding the inventory.

(3)     Crude oil index — Our crude oil logistics segment may purchase or sell crude oil where the underlying contract pricing mechanisms are tied to different crude oil indices. These indices may vary in the type or location of crude oil, or in the timing of delivery within a given month. The contracts listed in this table as “Crude oil index” represent derivatives we have entered into as an economic hedge against the risk of one crude oil index moving relative to another crude oil index.

(4)     Propane fixed-price — Our liquids segment routinely purchases propane inventory during the warmer months and stores the propane inventory for sale during the colder months. The contracts listed in this table as “Propane fixed-price” represent derivatives we have entered into as an economic hedge against the risk that propane prices will decline while we are holding the inventory.

(5)     Refined products fixed-price — Our refined products and renewables segment routinely purchases refined products inventory to enable us to fulfill future orders expected to be placed by our customers. The contracts listed in this table as “Refined products fixed-price” represent derivatives we have entered into as an economic hedge against the risk that refined product prices will decline while we are holding the inventory.

(6)     Renewable products fixed-price — Our refined products and renewables segment routinely purchases biodiesel and ethanol inventory to enable us to fulfill future orders expected to be placed by our customers. The contracts listed in this table as “Renewable products fixed-price” represent derivatives we have entered into as an economic hedge against the risk that biodiesel or ethanol prices will decline while we are holding the inventory.

Contracts	Settlement Period	Total Notional Units (Barrels)	Fair Value of Net Assets (Liabilities)
		(in thousands)
At March 31, 2014 -
Cross-commodity (1)	April 2014 – March 2015	140	$(1,876)
Crude oil fixed-price (2)	April 2014 – March 2015	(1,600)	(2,796)
Crude oil index (3)	April 2014 – December 2015	3,598	6,099
Propane fixed-price (4)	April 2014 – March 2015	60	1,753
Refined products fixed-price (5)	April 2014 – July 2014	732	560
Renewable products fixed-price (6)	April 2014 – July 2014	106	4,084
Other	April 2014	—	210
			8,034
Net cash collateral provided			456
Net value of commodity derivatives on consolidated balance sheet			$8,490

At March 31, 2013 -
Cross-commodity (1)	April 2013 - March 2014	430	$(10,208)
Crude oil fixed-price (2)	April 2013 - March 2014	(144)	1,033
Crude oil index (3)	April 2013 - June 2014	(91)	153
Propane fixed-price (4)	April 2013 - March 2014	(282)	3,197
Other	May 2013 - June 2013	8	79
			(5,746)
Net cash collateral held			(1,360)
Net value of commodity derivatives on consolidated balance sheet			$(7,106)

(1)         Cross-commodity — Our operating segments may purchase or sell a physical commodity where the underlying contract pricing mechanisms are tied to different commodity price indices. The contracts listed in this table as “Cross-commodity” represent derivatives we have entered into as economic hedges against the risk of one commodity price moving relative to another commodity price.

(2)         Crude oil fixed-price — Our crude oil logistics segment routinely purchases crude oil inventory to enable us to fulfill future orders expected to be placed by our customers. The contracts listed in this table as “Crude oil fixed-price” represent derivatives we have entered into as an economic hedge against the risk that crude oil prices will decline while we are holding the inventory.

(3)         Crude oil index — Our crude oil logistics segment may purchase or sell crude oil where the underlying contract pricing mechanisms are tied to different crude oil indices. These indices may vary in the type or location of crude oil, or in the timing of delivery within a given month. The contracts listed in this table as “Crude oil index” represent derivatives we have entered into as an economic hedge against the risk of one crude oil index moving relative to another crude oil index.

(4)         Propane fixed-price — Our liquids segment routinely purchases inventory during the warmer months and stores the inventory for sale in the colder months. The contracts listed in this table as “Propane fixed-price” represent derivatives we have entered into as an economic hedge against the risk that propane prices will decline while we are holding the inventory.

(5)         Refined products fixed-price — Our refined products segment routinely purchases refined products inventory to enable us to fulfill future orders expected to be placed by our customers. The contracts listed in this table as “Refined products fixed-price” represent derivatives we have entered into as an economic hedge against the risk that refined product prices will decline while we are holding the inventory.

(6)         Renewable products fixed-price — Our renewables segment routinely purchases biodiesel and ethanol inventory to enable us to fulfill future orders expected to be placed by our customers. The contracts listed in this table as “Renewable products fixed-price” represent derivatives we have entered into as an economic hedge against the risk that biodiesel or ethanol prices will decline while we are holding the inventory.

Schedule of net gains (losses) from entity's commodity derivatives to cost of sales
Three Months Ended		Six Months Ended
September 30,		September 30,
2014	2013	2014	2013
(in thousands)
$55,981	$(10,672)	$38,496	$(17,881)

Year Ended March 31,
2014	$(43,655)
2013	(4,381)
2012	5,676